Cash and Cash Equivalents and Pledged Deposits - Summary of Cash and Cash Equivalents and Pledged Deposits (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 663,115,000	$ 506,073,000
Less: pledged short-term deposits	(256,000)	(384,000)
time deposits	(174,644,000)	(50,000,000)
Cash and cash equivalents	488,215,000	455,689,000	$ 562,391,000	$ 83,364,000
Denominated in USD
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and cash equivalents	472,722,000	451,165,000
Denominated in RMB
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	12,614,000	4,335,000
Cash and cash equivalents	12,614,000	4,335,000
Denominated in EUR
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and cash equivalents	$ 2,879,000	$ 189,000